Accumulated Other Comprehensive Income: Reclassification out of Accumulated Other Comprehensive Income (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Details
Accumulated Other Comprehensive Income Reclassification for unrealized net gains on available-for-sale securities	$ 0	$ 0	$ 15
Reclassification from Accumulated Other Comprehensive Income, Current Period, before Tax	0	0	15
Reclassifications from accumulated other comprehensive income, tax expense (benefit)	0	0	5
Reclassification from Accumulated Other Comprehensive Income, Current Period, Net of Tax	$ 0	$ 0	$ 10